Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weidi [Member]
Related Party Transaction [Line Items]
Transactions amount	$ 1,179,872	$ 0
Accounts receivable	1,314,332	0
Shengling Xiang [Member]
Related Party Transaction [Line Items]
Outstanding balance	349,737	2,217
Outstanding payable	333,840
Lingyi Kong [Member]
Related Party Transaction [Line Items]
Outstanding balance	11,374,390	16,559,369
Outstanding payable	3,510,165	1,877,489
Accounts payable	7,255,413	6,797,772
Chunhua Xiang [Member]
Related Party Transaction [Line Items]
Outstanding balance	$ 0	$ 9,886